Long-term Debt (Interest Expense of Long-term Debt ) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total interest expense	$ 5,572	$ 0	$ 53
Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense at an annual rate of 2.50%	4,808
Amortization of debt issuance costs	743
Total interest expense	$ 5,551